Summary of Significant Accounting Policies (Details) - USD ($)				2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 12, 2025	Aug. 11, 2025	Jan. 17, 2025	Mar. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2025	Mar. 10, 2025	Jan. 31, 2025
Summary of Significant Accounting Policies (Details) [Line Items]
Operating loss					$ (1,143,453)		$ (824,917)		$ (2,031,119)	$ (1,688,883)	$ (3,309,064)	$ (5,297,671)
Net loss					$ (1,269,269)	$ (829,133)	$ (877,943)	$ (863,711)	(2,098,402)	(1,741,654)	(3,471,227)	(4,664,455)
Cash flow used in operating activities									$ (1,693,863)	$ (687,198)	$ (705,725)	$ (3,166,067)
Common stock par value (in Dollars per share)					$ 0.001				$ 0.001		$ 0.001	$ 0.001		$ 0.001
Financing amount															$ 50,000,000
Estimated useful life (in years)											3 years
Preferred stock par value (in Dollars per share)											$ 0.001			$ 0.001
Proceeds from issuance of common stock											$ 1,200,000	$ 0
RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Financing amount														$ 5,000,000
RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business acquisition percentage of common stock retained														7.30%
Business acquisition percentage of common and preferred stock retained														92.70%
RABLBX Merger Sub Inc. and REalloys [Member] | REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Financing amount														$ 5,000,000
Five Narrow Lane LP (“FNL”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount			$ 2,300,000
Proceeds from issuance of debt				$ 2,050,000					$ 2,050,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock par value (in Dollars per share)													$ 0.001	$ 0.001
Financing amount															$ 50,000,000
Preferred stock par value (in Dollars per share)														$ 0.001
Subsequent Event [Member] | RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business acquisition percentage of common stock retained														7.30%
Business acquisition percentage of common and preferred stock retained														92.70%
Subsequent Event [Member] | Five Narrow Lane LP (“FNL”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount			2,300,000
Proceeds from issuance of debt			1,050,000
Debt instrument funding upon registration			750,000
Debt instrument funding upon registration declared effective			$ 500,000
At The Market Agreement [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Financing amount													$ 5,795,000
Proceeds from issuance of common stock	$ 618,829	$ 618,829
Stock issued during period, shares, new issues (in Shares)	85,000	85,000